CASH AND CASH EQUIVALENTS AND RESTRICTED CASH (Tables)	12 Months Ended
Dec. 31, 2025
Cash And Cash Equivalents And Restricted Cash
Schedule of cash and cash equivalents

	December 31,
	2025	2024
Cash for immediate withdrawal	$12,528	$14,068
Cash equivalents - bank deposits less than three months	55,172	55,277
Total	$67,700	$69,345

Schedule of restricted cash

	December 31,
	2025	2024
Restricted cash - bank deposits	$251	$271